LORD ABBETT SERIES FUND, INC.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  May 4, 2004


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Lord Abbett Series Fund, Inc.
        All Value Portfolio
        America's Value Portfolio
        Bond-Debenture Portfolio
        Growth and Income Portfolio
        Growth Opportunities Portfolio
        International Portfolio
        Mid-Cap Value Portfolio
     SEC File Nos. 033-31072 and 811-05876
     CIK No.:  0000855396


Dear Commission:

In accordance with the requirements of 497(j) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on April 27, 2004. Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

Very truly yours,

/s/ VICKI HERBST
Vicki Herbst
Legal Assistant